Net Operating Losses by Expiration Period (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Operating Loss Carryforwards [Line Items]
Within 5 years	$ 1,829	¥ 150,000
6 to 20 years	23,915	1,961,000
Indefinite	13,036	1,069,000
Total	$ 38,780	¥ 3,180,000